Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of cash and cash equivalents
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of such amounts in the condensed consolidated statements of cash flows:

	December 31, 2018	December 31, 2017
Cash and cash equivalents	$9,829,624	$19,186,036
Restricted cash	126,595	126,595
Cash, cash equivalents and restricted cash shown on the condensed consolidated statement of cash flows	$9,956,219	$19,312,631

Restrictions on cash and cash equivalents
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of such amounts in the condensed consolidated statements of cash flows:

	December 31, 2018	December 31, 2017
Cash and cash equivalents	$9,829,624	$19,186,036
Restricted cash	126,595	126,595
Cash, cash equivalents and restricted cash shown on the condensed consolidated statement of cash flows	$9,956,219	$19,312,631

Depreciation over estimated useful life
Depreciation is recorded, once assets are placed in service, using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Asset type	Estimated useful life
Computers and computer equipment	3 years
Laboratory equipment	3 years
Manufacturing equipment	3 years
Website development costs	1-2 years
Property and equipment, net consists of the following:

	December 31, 2018	December 31, 2017
Manufacturing equipment	$421,999	$421,999
Computers and computer equipment	275,670	311,847
Website development costs	177,886	177,886
Laboratory equipment	—	13,368
Capital in progress	—	28,823
Total property and equipment	875,555	953,923
Accumulated depreciation	(801,095)	(622,883)
Property and equipment, net	$74,460	$331,040